Lease	12 Months Ended
Sep. 30, 2024
Lease [Abstract]
LEASE

NOTE 20 – LEASE

From the Perspective as a Lessee

The Company has three operating lease contracts, which are used for production, manufacturing, and office purposes, with lease durations ranging from 2 to 3 years. These lease contracts provide the necessary production and office spaces for the Company to support its business operations. The lease contracts for manufacturing facilities and offices do not have options for renewal, and there are no significant residual value guarantees or significant restrictive covenants included in the lease agreements.

In determining whether a contract contained a lease, we determined whether an arrangement was or included a lease at contract inception. Operating lease right-of-use asset and liability were recognized at commencement date and initially measured based on the present value of lease payments over the defined lease term.

When determining the discount rate, we consider the average interest rate (4.35%) of our two-year loans and calculate the present value of lease payments based on the information provided by the contract start date. The amortization expense of the Right-of-Use (ROU) asset is recognized on a straight-line basis over the lease term.

As of September 30, 2024 and 2023, the balances of ROU assets and liabilities, along with other information, are presented in the following table:

	September 30, 2024	September 30, 2023
Assets
Operating leases	$11,738	$141,772
Total right-of-use assets	$11,738	$141,772

	September 30, 2024	September 30, 2023
Liabilities
Operating leases	$(84,536)	$(116,895)
Lease liabilities-current	(84,536)	(104,000)
Lease liabilities-non current	-	(12,895)
Total lease liability	$(84,536)	$(116,895)

As of September 30, 2024, and September 30, 2023, the total cash payments for operating leases amounted to $140,893 and nil, respectively, with $129,771 and nil allocated to principal payments and $11,122 and nil allocated to interest payments.

The Company reviews its ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. No impairment loss on ROU assets was recorded for the year ended up September 30, 2024 and 2023.

From the Perspective as a Lessor

The Company leased a building to a third party for a period of 3 years starting in June 2021, without a purchase option at the end of the lease term. The Company classified this lease as an operating lease. As per ASC 842, the lease income is recognized on a monthly basis throughout the lease term, as the Company has provided the lessee with the right to use the building. The Company chose to exclude sales taxes and other similar taxes collected from the lessee from revenue. The lease agreement had terminated in July 2024.